Business Acquisition - Purchase Price Allocation (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2014	Sep. 01, 2012	May 31, 2016	May 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 10,545	$ 11,194
Buildings [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period			20 years
Buildings [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period			50 years
China Management Software Institute [Member]
Business Acquisition [Line Items]
Cash		$ 68
Other current assets		14
Buildings		16,095
Property, plant and equipment		103
Land use right		1,008
Goodwill		1,829
Other current liabilities		(45)
Deferred tax liabilities		(1,727)
Total		$ 17,455
China Management Software Institute [Member] | Land use rights [Member]
Business Acquisition [Line Items]
Amortization period		38 years 6 months
China Management Software Institute [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets		$ 110
Amortization period		1 year 9 months
China Management Software Institute [Member] | Buildings [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period		23 years 3 months 18 days
China Management Software Institute [Member] | Buildings [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period		45 years 3 months 18 days
China Management Software Institute [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period		1 year
China Management Software Institute [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period		5 years
Qingdao Alice [Member]
Business Acquisition [Line Items]
Cash	$ 2,306
Other current assets	644
Property, plant and equipment	89
Goodwill	7,540
Other current liabilities	(514)
Deferred tax liabilities	(955)
Total	12,929
Qingdao Alice [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,058
Amortization period	10 years 1 month 6 days
Qingdao Alice [Member] | Student base [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,998
Amortization period	2 years 2 months 12 days
Qingdao Alice [Member] | Favorable lease [Member]
Business Acquisition [Line Items]
Intangible assets	$ 763
Amortization period	8 years 8 months 12 days
Qingdao Alice [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period	1 year
Qingdao Alice [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period	5 years